T. ROWE PRICE Equity Income Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.8%
COMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 0.6%
AT&T  2,010,000 60,843
Verizon Communications  800,000 46,520
107,363
Entertainment 1.0%
Walt Disney (1) 960,000 177,139
177,139
Media 3.8%
Comcast, Class A  5,670,000 306,804
Fox, Class B  3,690,000 128,891
News, Class A  11,000,000 279,730
715,425
Total Communication Services 999,927
CONSUMER DISCRETIONARY 3.4%
Auto Components 0.0%
Magna International  90,000 7,924
7,924
Automobiles 0.2%
General Motors  580,000 33,327
33,327
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands  3,000,000 182,280
McDonald's  150,000 33,621
215,901
Leisure Products 0.7%
Mattel (1) 6,350,000 126,492
126,492
Multiline Retail 0.9%
Kohl's  2,790,000 166,312
166,312
Specialty Retail 0.4%
TJX  990,000 65,488
65,488
Total Consumer Discretionary 615,444

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
CONSUMER STAPLES 7.0%
Beverages 0.5%
Coca-Cola  1,900,000 100,149
100,149
Food & Staples Retailing 0.4%
Walmart  555,000 75,386
75,386
Food Products 3.3%
Bunge  650,000 51,525
Conagra Brands  6,110,000 229,736
Mondelez International, Class A  150,000 8,780
Tyson Foods, Class A  4,310,000 320,233
610,274
Household Products 1.1%
Kimberly-Clark  1,445,000 200,927
200,927
Tobacco 1.7%
Altria Group  1,270,000 64,973
Philip Morris International  2,905,000 257,790
322,763
Total Consumer Staples 1,309,499
ENERGY 6.4%
Energy Equipment & Services 0.5%
Halliburton  4,450,000 95,497
95,497
Oil, Gas & Consumable Fuels 5.9%
Chevron  535,000 56,063
ConocoPhillips  380,000 20,129
Enbridge  930,000 33,852
EOG Resources  2,560,000 185,677
Exxon Mobil  2,820,000 157,440
Hess  550,000 38,918
Occidental Petroleum  1,247,300 33,203
Targa Resources  2,280,000 72,390
TC Energy  3,100,000 141,825
TOTAL (EUR)  7,110,000 331,466
TOTAL, ADR  730,000 33,974
1,104,937
Total Energy 1,200,434

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
FINANCIALS 22.1%
Banks 7.8%
Bank of America  1,836,000 71,035
Citizens Financial Group  1,340,000 59,161
Fifth Third Bancorp  8,070,000 302,221
JPMorgan Chase  1,235,000 188,004
PNC Financial Services Group  1,175,000 206,107
Wells Fargo  15,820,000 618,087
1,444,615
Capital Markets 5.1%
Bank of New York Mellon  1,950,000 92,216
Charles Schwab  1,340,000 87,341
Franklin Resources  1,630,000 48,248
Goldman Sachs Group  425,000 138,975
Morgan Stanley  3,935,000 305,592
Raymond James Financial  1,005,000 123,173
State Street  1,900,000 159,619
955,164
Diversified Financial Services 0.9%
Equitable Holdings  5,153,700 168,114
168,114
Insurance 8.3%
American International Group  8,360,000 386,316
Chubb  2,297,144 362,880
Hartford Financial Services Group  280,000 18,701
Loews  5,370,000 275,373
Marsh & McLennan  365,000 44,457
MetLife  6,790,000 412,764
Willis Towers Watson  160,000 36,621
1,537,112
Total Financials 4,105,005
HEALTH CARE 12.0%
Biotechnology 2.2%
AbbVie  2,715,000 293,817
Biogen (1) 175,000 48,956
Gilead Sciences  1,030,000 66,569
409,342
Health Care Equipment & Supplies 3.3%
Becton Dickinson & Company  1,025,000 249,229
Medtronic  2,330,000 275,243

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
Zimmer Biomet Holdings  505,000 80,840
605,312
Health Care Providers & Services 2.9%
Anthem  930,000 333,823
CVS Health  2,650,000 199,360
533,183
Pharmaceuticals 3.6%
AstraZeneca, ADR  690,000 34,307
GlaxoSmithKline (GBP)  1,700,000 30,095
GlaxoSmithKline, ADR  500,000 17,845
Johnson & Johnson  1,420,000 233,377
Merck  810,000 62,443
Pfizer  4,260,000 154,340
Sanofi (EUR)  1,055,000 104,322
Sanofi, ADR  550,000 27,203
663,932
Total Health Care 2,211,769
INDUSTRIALS & BUSINESS SERVICES 12.1%
Aerospace & Defense 2.7%
Boeing (1) 915,000 233,069
L3Harris Technologies  1,345,000 272,604
505,673
Air Freight & Logistics 2.1%
United Parcel Service, Class B  2,335,000 396,927
396,927
Airlines 0.4%
Alaska Air Group (1) 600,000 41,526
Southwest Airlines  560,000 34,194
75,720
Building Products 0.3%
Johnson Controls International  880,000 52,510
52,510
Commercial Services & Supplies 0.6%
Stericycle (1) 1,786,000 120,573
120,573
Electrical Equipment 0.3%
Emerson Electric  615,000 55,485
55,485

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
Industrial Conglomerates 2.9%
General Electric  41,035,000 538,790
538,790
Machinery 2.0%
Caterpillar  550,000 127,529
Cummins  75,000 19,433
Flowserve  430,000 16,688
PACCAR  750,000 69,690
Snap-on  598,700 138,144
371,484
Professional Services 0.8%
Nielsen Holdings  5,720,000 143,858
143,858
Total Industrials & Business Services 2,261,020
INFORMATION TECHNOLOGY 9.2%
Communications Equipment 1.6%
Cisco Systems  5,920,000 306,123
306,123
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity  405,000 52,289
52,289
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials  2,230,000 297,928
NXP Semiconductors  394,100 79,348
QUALCOMM  3,345,000 443,514
Texas Instruments  1,100,000 207,889
1,028,679
Software 1.8%
Citrix Systems  710,000 99,656
Microsoft  1,020,000 240,485
340,141
Total Information Technology 1,727,232
MATERIALS 6.0%
Chemicals 4.3%
Akzo Nobel (EUR)  510,000 56,939
CF Industries Holdings  6,820,000 309,492
DuPont de Nemours  2,870,000 221,794
International Flavors & Fragrances  1,360,000 189,869

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
PPG Industries  210,000 31,555
809,649
Containers & Packaging 1.7%
International Paper  5,840,000 315,769
315,769
Total Materials 1,125,418
REAL ESTATE 4.5%
Equity Real Estate Investment Trusts 4.5%
Equity Residential, REIT  3,600,000 257,868
Rayonier, REIT  4,400,000 141,900
SL Green Realty, REIT  830,000 58,092
Welltower , REIT  700,000 50,141
Weyerhaeuser, REIT  9,380,000 333,928
Total Real Estate 841,929
UTILITIES 7.6%
Electric Utilities 3.9%
Edison International  1,670,000 97,862
Entergy  525,000 52,222
NextEra Energy  1,430,000 108,122
Southern  7,470,000 464,335
722,541
Multi-Utilities 3.7%
Ameren  1,560,000 126,922
NiSource  11,930,000 287,632
Sempra Energy  2,040,000 270,463
685,017
Total Utilities 1,407,558
Total Miscellaneous Common Stocks  0.1% (2) 19,268
Total Common Stocks (Cost $11,775,478) 17,824,503
CONVERTIBLE BONDS 0.3%
AXA, 7.25%, 5/15/21 (3) 40,468,000 56,941
Total Convertible Bonds (Cost $40,476) 56,941

T. ROWE PRICE Equity Income Fund

Shares/Par $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.2%
HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  1,324,100 71,054
Total Health Care 71,054
UTILITIES 0.8%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  1,137,750 56,458
Southern, Series A, 6.75%, 8/1/22  1,481,000 75,146
131,604
Multi-Utilities 0.1%
Sempra Energy, Series B, 6.75%, 7/15/21  264,800 27,279
27,279
Total Utilities 158,883
Total Convertible Preferred Stocks (Cost $222,486) 229,937
PREFERRED STOCKS 1.4%
CONSUMER DISCRETIONARY 1.4%
Automobiles 1.4%
Volkswagen (EUR) (4) 890,000 249,129
Total Consumer Discretionary 249,129
Total Preferred Stocks (Cost $149,816) 249,129
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.04% (5)(6) 231,020,973 231,021
Total Short-Term Investments (Cost $231,021) 231,021
Total Investments in Securities 99.9%
(Cost $12,419,277) $ 18,591,531
Other Assets Less Liabilities 0.1% 14,116
Net Assets 100.0% $ 18,605,647

T. ROWE PRICE Equity Income Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $56,941 and represents 0.3% of net assets.
(4) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 30+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 127,640  ¤  ¤ $ 231,021^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $30 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $231,021.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Equity Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Equity Income Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F71-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Convertible Bonds $ — $ 56,941 $ — $ 56,941
Common Stocks 17,301,681 522,822 — 17,824,503
Convertible Preferred Stocks — 229,937 — 229,937
Preferred Stocks — 249,129 — 249,129
Short-Term Investments 231,021 — — 231,021
Total $ 17,532,702 $ 1,058,829 $ — $ 18,591,531